Submission	Nov. 26, 2025
Submission [Line Items]
Central Index Key	0001673481
Registrant Name	Lottery.com Inc.
Registration File Number	333-291505
Form Type	S-3
Submission Type	S-3/A
Fee Exhibit Type	EX-FILING FEES
Combined Prospectus Table N/A	N/A